ACQUISITIONS (Tables)	12 Months Ended
Oct. 31, 2018
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Information
Supplemental Pro Forma Information (Unaudited)
The following represents pro forma operating results as if Ixia had been included in the company's consolidated statements of operations as of the beginning of fiscal 2017 and 2016, respectively (in millions, except per share amounts):

	Year Ended
	October 31,
	2017	2016
Net revenue	$3,462	$3,413
Net income	$116	$231
Net income per share - Basic	$0.63	$1.26
Net income per share - Diluted	$0.62	$1.25

Ixia [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on the closing date of April 18, 2017 (in millions):

Cash and cash equivalents	$72
Short-term investments	44
Accounts receivable	91
Inventory	107
Other current assets	34
Property, plant and equipment	50
Goodwill	1,117
Other intangible assets	744
Other assets	4
Total assets acquired	2,263
Accounts payable	(10)
Employee compensation and benefits	(32)
Deferred revenue	(35)
Income and other taxes payable	(1)
Other accrued liabilities	(32)
Other long-term liabilities	(459)
Net assets acquired	$1,694

Schedule of Business Acquisitions, by Acquisition
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The components of intangible assets acquired in connection with the Ixia acquisition were as follows (in millions):

	Estimated Fair Value	Estimated useful life
Developed product technology	$423	4 years
Customer relationships	234	7 years
Tradenames and trademarks	12	3 years
Backlog	8	90 days
Total intangible assets subject to amortization	677
In-process research and development	67
Total intangible assets	$744

ScienLab [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the allocation of the purchase price to the estimated fair values of the assets acquired and liabilities assumed on the closing date of August 31, 2017 (in millions):

Cash and cash equivalents	$2
Accounts receivable	3
Inventory	16
Other current assets	1
Goodwill	23
Other intangible assets	40
Total assets acquired	85
Accounts payable	(1)
Deferred revenue	(3)
Income and other taxes payable	(2)
Current portion of long-term debt	(1)
Other long-term liabilities	(16)
Net assets acquired	$62

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination
The components of intangible assets acquired in connection with the ScienLab acquisition were as follows (in millions):

	Estimated Fair Value	Estimated useful life
Developed product technology	$33	6 years
Customer relationships	4	5 years
Non-compete agreements	1	3 years
Tradenames and trademarks	1	3 years
Backlog	1	6 months
Total intangible assets	$40

Anite [Member]
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Schedule of Business Acquisitions, by Acquisition
Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination